23. Related Parties (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 0	$ 0
Post-employment benefits	0	0
Key management personnel compensation	$ 0	$ 0